Pensions and Other Post-employment Benefits - Summary of Analysis of Defined Benefit Pension Obligation (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (19,785)	£ (19,654)	£ (16,119)
Funded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	(19,052)	(18,974)	(15,552)
Unfunded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (733)	£ (680)	£ (567)